Related party transactions	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

During the six months ended June 30, 2013, we acquired a portfolio from Ocwen of non-performing first lien residential mortgage loans having aggregate market value of underlying properties of $94.2 million as of the February 1, 2013 cut-off date for the transaction. The aggregate purchase price for this portfolio was $64.4 million.

Our Consolidated Statements of Operations included the following significant related party transactions ($ in thousands):

	Three months ended June 30, 2013	Six months ended June 30, 2013	Counter-party	Consolidated Statements of Operations location
Related party mortgage loan servicing costs	$1,242	$1,634	Ocwen	Related party mortgage loan servicing costs
Due diligence costs	$—	$183	Altisource	Related party general and administrative expenses
Expense reimbursements	$1,156	$2,057	AAMC	Related party general and administrative expenses

There were no corresponding related party transactions from June 7, 2012 (inception) to June 30, 2012.

Related-Party Transactions

Our Manager

We are party to an asset management agreement with AAMC, which we refer to as the “asset management agreement,” to administer our business activities and day-to-day operations. Among other services, AAMC will provide us with a management team and appropriate support personnel. The asset management agreement has an initial term of 15 years, and will be automatically renewed for a one-year term on each anniversary date thereafter unless terminated in accordance with its terms. During the term of the asset management agreement, we may not employ or contract with any third party to provide the same or substantially similar services without AAMC's prior written consent. So long as we have an average of $50 million of capital available for investment over the previous two fiscal quarters, AAMC may not contract or engage with any other party investing in single-family rental assets or non-performing loans to provide the same or substantially similar services without our prior written consent.

Expense Reimbursement

The following table sets forth the major components of the expense reimbursement which is a component of related party payables on the Consolidated Balance Sheet (in thousands):

June 7, 2012 (Inception) to December 31, 2012
Compensation Costs	$34
Other	8
$42

Incentive Management Fee

Additionally, we will pay AAMC an incentive management fee, which we refer to as our “incentive management fee,” as follows: (i) 2% of all cash available for distribution by us to our shareholders until the aggregate amount of such cash dividends paid during the quarter divided by the average number of shares of our common stock outstanding during the quarter, which we refer to as the “quarterly per share distribution amount,” exceeds $0.161, then (ii) 15% of all additional cash available for distribution by us to our shareholders until the quarterly per share distribution amount exceeds $0.193, then (iii) 25% of all additional cash available for distribution by us to our shareholders until the quarterly per share distribution amount exceeds $0.257, and thereafter (iv) 50% of all additional cash available for distribution by us to our shareholders (in each case as such amounts may be appropriately adjusted from time to time to take into account the effect of any stock split, reverse stock split or stock dividend). We will distribute the quarterly per share amount after the application of the incentive management fee payable to AAMC.

The incentive management fee thresholds described above will be reduced to the extent that we pay or are deemed to pay dividends of cash from capital transactions. In the event that we pay or are deemed to pay dividends of cash from capital transactions so that a hypothetical holder of one share of our Class B common stock acquired on the separation date has received with respect to such share of Class B common stock, since the separation date, distributions of cash that are deemed to be cash from capital transactions in an aggregate amount equal to $12.74 (the approximate book value of single share of our Class B common stock as of the separation date), then all of the foregoing thresholds will be reduced to zero, and we will pay a quarterly incentive management fee equal to 50% of all additional cash available for distribution by us to our shareholders. We may from time to time raise capital by issuing shares of Class A common stock with a distribution preference to the Class B common stock. For the purpose of this calculation, any Class A common stock dividend priority will be disregarded. As of December 31, 2012 and January 30, 2013, no Class A common stock has been issued.

We have paid no incentive management fee from inception to December 31, 2012.

Termination

We may not terminate the asset management agreement which was entered into concurrently with the separation, without cause during the first 24 months of its term. Following such 24-month period, we may terminate the asset management agreement without cause upon the determination of at least two-thirds of our independent Directors that (i) there has been unsatisfactory performance by AAMC that is materially detrimental to us or (ii) the compensation payable to AAMC under the asset management agreement is unreasonable unless AAMC agrees to compensation that at least 67% of our independent Directors determine is reasonable.

AAMC may terminate the asset management agreement without cause by providing written notice to us no later than 180 days prior to the anniversary date of the asset management agreement of any year during the initial term or a renewal term, and the asset management agreement will terminate effective as of the anniversary date of the asset management agreement next following the delivery of such notice.

We will be required to pay AAMC a termination fee in the event that the asset management agreement is terminated as a result of (i) a termination by us without cause, (ii) a termination by AAMC as a result of our becoming regulated as an “investment company” under the Investment Company Act or (iii) a termination by AAMC if we default in the performance of any material term of the asset management agreement (subject to a notice and cure period). The termination fee will be equal to three times the average annual incentive fee earned by AAMC during the prior 24-month period immediately preceding the date of termination calculated as of the end of the most recently completed fiscal quarter prior to the date of termination. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, all of the related party loan servicing, construction and support services agreements may also be terminated.

Agreements with Service Providers

Ocwen Servicing Agreement

We have a 15-year servicing agreement which was entered into concurrently with the separation with Ocwen, which we refer to as the “Ocwen servicing agreement,” to provide servicing of the mortgage loans we acquire and seek to maximize the value of those mortgage loans through Ocwen's loan modification, assisted deed-in-lieu, assisted deed-for-lease and other loss mitigation programs. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the Ocwen servicing agreement may be terminated. The total fees incurred by us under this agreement will be dependent upon the number and type of acquired mortgage loans that Ocwen services pursuant to the terms of the agreement. No costs were incurred from inception to December 31, 2012 related to this agreement.

Altisource Master Services Agreement

We have a 15-year servicing agreement which was entered into concurrently with the separation with Altisource, which we refer to as the “Altisource master servicing agreement,” to provide construction management, leasing and property management services associated with the acquired single-family rental assets. The total fees incurred by us under this agreement will be dependent upon the property management, leasing and construction management services required on an asset-specific basis and will vary significantly based upon the location and condition of the asset as well as current market conditions and customer turnover. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the Altisource master services agreement may be terminated. No costs were incurred from inception to December 31, 2012 related to this agreement.

Support Services Agreement

We and AAMC both have a 2-year support services agreement which was entered into concurrently with the separation with Altisource, which we refer to as the “Altisource support services agreement,” to provide, as necessary, services to us in such areas as human resources, vendor management operations, corporate services, risk management and six sigma, quality assurance, consumer psychology, treasury, finance and accounting, legal, tax, compliance and other support services. The total fees incurred by us under this agreement will be dependent upon our business activity and the level of services required in connection therewith. We believe that the terms and conditions of the Altisource support services agreement are no less favorable to us than those available from unrelated parties for a comparable arrangement. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the support services agreement will simultaneously terminate. No costs were incurred from inception to December 31, 2012 related to this agreement.

Trademark License Agreement

We have a trademark license agreement with Altisource to grant us a non-exclusive, non-transferable, non-sublicensable, royalty free license to use the name “Altisource.” The agreement may be terminated by either party upon 30 days written notice, with or without cause. In the event that this agreement is terminated, all rights and licenses granted thereunder, including, but not limited to, the right to use “Altisource” in our name will terminate. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the trademark license agreement will simultaneously terminate.

Contributed Capital

On December 21, 2012 we issued 7.8 million shares of Class B common stock in connection with our separation from Altisource. Altisource contributed total cash of $100 million to us. The the proceeds from the capital contribution were contributed by us to the operating partnership for 100% of the then outstanding common interest in the operating partnership. We plan to use the contributed cash for working capital purposes, for the funding of our acquisition and renovation activity and for making an investment in NewSource.